Subsequent Events - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
OPERATING EXPENSES:	$ (1,579,979)	$ (2,309,152)	$ (2,869,077)
LOSS FROM OPERATIONS	(1,579,979)	(2,309,152)	(2,869,077)
OTHER (EXPENSE) INCOME	(853,557)	(1,289,328)	6,104,762
NET (LOSS) INCOME	(2,433,536)	(3,598,480)	3,235,686
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(479,801)	(560,679)	(2,273,012)
COMPREHENSIVE (LOSS) INCOME	$ (2,913,337)	$ (4,159,159)	$ 962,674